Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements (Textual) [Abstract]
Transfers into or out of Levels 1-3	$ 0	$ 0
Earnings attributable to change in unrealized gains or losses related to assets	2,216,000	1,705,000
Impaired loans	24,600,000	30,400,000
Impaired allowances for losses aggregating	4,020,000	3,748,000
Impaired loans charge-offs	$ 5,200,000	$ 11,300,000